Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	$ 6,361
Transportation agreements	98,406
Total	104,767
Less than 1 year
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	836
Transportation agreements	16,698
Total	17,534
1-3 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	1,320
Transportation agreements	40,351
Total	41,671
3-5 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	474
Transportation agreements	24,903
Total	25,377
After 5 years
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	3,731
Transportation agreements	16,454
Total	$ 20,185